UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Schedule of Investments September 30, 2014 (unaudited)
LK Balanced Fund

Description	Shares/Par	Value
COMMON STOCKS - 64.8%
Consumer Discretionary - 7.5%
Cato, Class A	12,500	$430,750
DIRECTV *	7,500	648,900
Walt Disney	7,000	623,210
Winnebago Industries *	13,000	283,010
		1,985,870
Consumer Staples - 3.5%
ConAgra Foods	15,000	495,600
Procter & Gamble Co.	5,000	418,700
		914,300
Energy - 8.0%
Anadarko Petroleum	6,200	628,927
Chesapeake Energy	20,000	459,800
Chevron	4,418	527,156
ConocoPhillips	6,000	459,120
Seventy Seven Energy *	1,428	33,901
		2,108,904
Financials - 12.7%
Berkshire Hathaway, Class A *	2	413,800
Berkshire Hathaway, Class B *	1,900	262,466
Leucadia National	14,400	343,296
Plum Creek Timber - REIT	8,000	312,080
Symetra	22,500	524,925
Texas Pacific Land Trust	6,000	1,154,640
The St. Joe Company *	17,000	338,810
		3,350,017
Health Care - 5.7%
Johnson & Johnson	4,000	426,360
Pfizer	20,000	591,400
Thermo Fisher Scientific	4,000	486,800
		1,504,560
Industrials - 13.8%
Boeing	4,500	573,210
Chicago Bridge & Iron	15,000	867,750
Costamare	22,125	485,865
GenCorp *	22,000	351,340
Kansas City Southern	4,600	557,520
Lincoln Electric Holdings	11,600	801,966
		3,637,651
Information Technology - 2.0%
Microsoft	11,000	509,960
Materials - 9.4%
Cemex SAB de CV *	39,250	511,820
Compass Minerals International	6,000	505,680
Constellium, Class A *	14,000	344,540
Freeport-McMoRan Copper & Gold	12,228	399,244
Vulcan Materials	9,000	542,070
Yamana Gold	30,000	180,000
		2,483,354
Telecommunication Services - 2.2%

Verizon Communications	11,700	584,883
Total Common Stocks
(Cost $10,229,120)		17,079,499

CORPORATE BONDS - 17.8%
Consumer Discretionary - 2.0%
McDonald's
1.875%, 05/29/2019	$250,000	248,318
Walt Disney
5.875%, 12/15/2017	250,000	284,221
		532,539
Consumer Staples - 6.0%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	275,818
Campbell Soup
2.500%, 08/02/2022	300,000	283,096
Coca-Cola
7.125%, 08/01/2017	150,000	172,295
Procter & Gamble
1.800%, 11/15/2015	275,000	279,217
Wal-Mart Stores
3.625%, 07/08/2020	300,000	319,726
William Wrigley Jr. Company
4.650%, 07/15/2015	250,000	257,819
		1,587,971
Energy - 2.0%
ConocoPhillips
6.650%, 07/15/2018	250,000	292,457
Murphy Oil
3.700%, 12/01/2022	250,000	244,253
		536,710
Financials - 1.0%
Berkshire Hathaway
1.900%, 01/31/2017	265,000	270,228
Health Care - 3.5%
Pfizer
4.650%, 03/01/2018	250,000	274,079
Stryker
4.375%, 01/15/2020	200,000	218,487
Teva Pharmaceutical Finance IV
2.250%, 03/18/2020	150,000	146,617
Wyeth
5.500%, 02/15/2016	250,000	266,875
		906,058
Industrials - 0.9%
United Parcel Service
2.450%, 10/01/2022	250,000	241,975
Information Technology - 1.4%
Corning
7.530%, 03/01/2023	110,000	133,272
Intel
2.700%, 12/15/2022	250,000	243,549
		376,821

Telecommunication Services - 1.0%
Qwest
7.125%, 11/15/2043	250,000	251,518
Total Corporate Bonds
(Cost $4,552,469)		4,703,820

MUNICIPAL BONDS - 5.5%
Blair, Nebraska Water System
Series C
3.500%, 12/15/2017	200,000	205,564
Colony, Texas Local Development Corporation
Series A
2.594%, 10/01/2020	190,000	186,027
La Vista, Nebraska Economic Development Fund
6.530%, 10/15/2017	200,000	202,626
Lincoln, Nebraska Airport Authority
Series C
3.628%, 07/01/2022	350,000	354,654
Omaha, Nebraska Special Tax, Build America Bonds
4.130%, 10/15/2016	220,000	230,391
Ralston, Nebraska
Series A
4.350%, 09/15/2024	260,000	261,901
Total Municipal Bonds
(Cost $1,428,711)		1,441,163

U.S. GOVERNMENT SECURITIES - 5.0%
Federal National Mortgage Association
3.000%, 05/21/2027	250,000	247,528
1.500%, 06/28/2027	250,000	246,323
2.250%, 07/30/2027	250,000	246,899
U.S. Treasury Notes #
2.125%, 01/15/2019	277,423	303,257
1.125%, 01/15/2021	272,283	285,812
Total U.S. Government Securities
(Cost $1,290,997)		1,329,819

EXCHANGE TRADED FUNDS - 1.6%
SPDR Barclays Capital High Yield Bond	6,000	241,080
SPDR Gold Trust *	1,575	183,031
Total Exchange Traded Funds
(Cost $363,576)		424,111

SHORT-TERM INVESTMENT - 5.0%
First American Government Obligations, Class Z, 0.01% ^
(Cost $1,310,757)	1,310,757	1,310,757

Total Investments - 99.7%
(Cost $19,175,630)		26,289,169
Other Assets and Liabilities, Net - 0.3%		67,988
Total Net Assets - 100.0%		$26,357,157

* Non-income producing security.
#  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

^ Variable rate security - The rate shown is the rate in effect as of September 30, 2014.
REIT- Real Estate Investment Trust.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$17,079,499	$-	$-	$17,079,499
Corporate Bonds	-	4,703,820	-	4,703,820
Municipal Bonds	-	1,441,163	-	1,441,163
U.S. Government Securities	-	1,329,819	-	1,329,819
Exchange-Traded Funds	424,111	-	-	424,111
Short-Term Investment	1,310,757	-	-	1,310,757
Total Investments	$18,814,367	$7,474,802	$-	$26,289,169

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

LK Balanced Fund

Cost of investments	$19,175,630

Gross unrealized appreciation	7,515,723
Gross unrealized depreciation	(402,184)
Net unrealized appreciation	$7,113.539

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  November 14, 2014

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  November 14, 2014